SECURITY BENEFIT ADVISOR VARIABLE ANNUITY
May 1, 2026
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
SBL Variable Annuity Account XIV
Updating Summary Prospectus for Existing Investors
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Updating Summary Prospectus describes the Security Benefit Advisor Variable Annuity (the “Contract”), which is an Individual Flexible Purchase Payment Deferred Variable Annuity Contract issued by Security Benefit Life Insurance Company (the “Company”). This Updating Summary Prospectus is used with current owners.
The Prospectus of the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current Prospectus and other information about the Contract online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121471. You can also obtain this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties. Our obligations under the Contract are subject to our financial strength and claims-paying ability.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
SB-10009-25 2026/05/01

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Special Terms

Various terms commonly used in this Updating Summary Prospectus are defined as follows:
Bonus Credit — An amount added to Contract Value under the Automatic Bonus Credit Rider.
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Updating Summary Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.
Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — SBL Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since May 1, 2025, the date of the last Prospectus. This does not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
The following changes in the availability of Underlying Funds under the Contract have occurred:
●
Clearbridge Small Cap Growth has reopened and is now available under the Contract.
●
As a result of a fund merger, Fidelity Advisor Dividend Growth merged into Fidelity Dividend Growth Fund which is marketed under the name Fidelity Advisor Dividend Growth.
●
As a result of a fund merger, Fidelity Advisor Real Estate merged into Fidelity Real Estate Investment Portfolio which is marketed under the name Fidelity Advisor Real Estate.
●
As a result of a fund merger, Goldman Sachs Government Income merged into Goldman Sachs U.S. Mortgages which is now available under the Contract.
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Additional information about the Underlying Funds, including certain fund name and adviser changes, is included in Appendix A to this Updating Summary Prospectus.
Important Information You Should Consider About the Contract

	FEES, EXPENSES AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 years following your last Purchase Payment, you may be assessed a surrender charge of up to 7%
(as a percentage of the portion of the withdrawal amount consisting of
Purchase Payments, including any Bonus Credits paid), declining to 0% in the eighth year.
For example, if you were to withdraw $100,000 during a surrender charge period, you would be assessed a charge of up to $7,000. This loss will be greater if there are taxes or tax penalties.
				Fee Table Fee Table – Examples Charges and Deductions – Contingent Deferred Sales Charge
Are There Transaction Charges?	No. Other than surrender charges (if any), there are no charges for other transactions (e.g., transferring money between investment options).			Not Applicable
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. Interest on any Contract loans is not reflected. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifi-
cations page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration Charge
Charges and Deductions
– Account Adminis-
tration Charge
Charges and Deductions
– Optional Rider Charges
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.95%	1.35%
	(Underlying Fund fees and expenses)[2]	0.55%	2.56%
	Optional benefits available for an additional charge[3] (for a single optional benefit, if elected)	0.05%	0.85%

As a percentage of Contract Value allocated to the Separate Account. This amount includes the account administration charge and the charge for the Waiver of
Withdrawal Charge Rider – 10 Years or Disability, which is not optional for Contracts issued after July 1, 2012.

As a percentage of Underlying Fund average net assets.

As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,363.26	Highest Annual Cost: $3,716.14
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefits,
and Underlying Fund fees and
expenses
●No sales charges or advisory fees
●No additional Purchase Payments,
transfers or withdrawals
●No Contract loans
●No Credit Enhancement amounts

RISKS	Location in Prospectus

Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Surrender charges, taxes and tax penalties may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your
Contract or the amount of money that you actually receive. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral, long-term income, and living benefit guarantees mean the Contract is more beneficial to investors with a long time horizon.
Charges and Deductions – Contingent Deferred Sales Charge The Contract – General
What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that you choose under the Contract.
●Each investment option (including the Fixed Account, if available) has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations (including under the Fixed
Account option), guarantees or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life
Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●There are certain restrictions on transfers between the Fixed Account and
Subaccounts.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Transfers of Contract Value – Frequent Transfer Restrictions The Fixed Account – Transfers and Withdrawals from the Fixed Account Other Information – Changes to Investments

	RESTRICTIONS	Location in Prospectus
Are There Any Restrictions on Contract Benefits?
Yes.
●Optional benefits are only available at Contract issue. You cannot change or cancel the benefits that you select after they are issued.
●The optional benefit is not available in every state and is subject to age restrictions.
●Certain optional benefits previously offered with the Contract are no longer available for purchase. We reserve the right to stop offering for purchase any currently available optional benefit at any time.
●Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
Benefits Under the Contract – Optional Riders Appendix B – Riders No Longer Available - Available for Purchase Only Prior to February 1, 2010
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefits and other guaranteed benefits, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
The Contract – Withdrawals to Pay Advisory Fees Charges and Deductions – Deduction of Advisory Fees Federal Tax Matters Federal Tax Matters – Qualified Plans
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers

APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121471. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Growth	Allspring Growth – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.18%	15.16%	6.03%	13.83%
Large Cap Blend	Allspring Large Cap Core – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.20%	17.40%	15.67%	13.28%
Mid Cap Blend	Allspring Opportunity – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.19%	0.49%	7.53%	11.00%
Small Cap Value	Allspring Small Company Value – Class A Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.30%	1.77%	8.81%	8.76%
Intermediate Term Bond	American Century Diversified Bond – Class A Adviser: American Century Investment Management, Inc.	0.85%	6.79%	-0.75%	1.52%
Large Cap Value	American Century Equity Income – Class A Adviser: American Century Investment Management, Inc.	1.19%	11.63%	7.50%	8.70%
Mid Cap Growth	American Century Heritage – Class A Adviser: American Century Investment Management, Inc.	1.25%	0.28%	3.60%	10.50%
International Equity	American Century International Growth – Class A Adviser: American Century Investment Management, Inc.	1.47%	8.68%	0.10%	5.25%
Large Cap Growth	American Century Select – Class A Adviser: American Century Investment Management, Inc.	1.23%	9.32%	11.19%	14.92%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Aggressive – Class A Adviser: American Century Investment Management, Inc.	1.58%	15.43%	7.70%	9.44%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Conservative – Class A Adviser: American Century Investment Management, Inc.	1.38%	10.36%	4.37%	5.98%
Asset Allocation/ Lifestyle	American Century Strategic Allocation: Moderate – Class A Adviser: American Century Investment Management, Inc.	1.51%	13.43%	6.10%	7.88%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Growth	American Century Ultra® – Class A Adviser: American Century Investment Management, Inc.	1.14%	5.88%	10.12%	16.15%
Mid Cap Blend	AMG River Road Mid Cap Value – Class N Adviser: AMG Funds LLC Sub-Adviser: River Road Asset Management, LLC	1.14%	11.75%	13.50%	9.79%
Mid Cap Growth	Baron Asset – Retail Class Adviser: BAMCO, Inc.	1.31%	7.94%	3.29%	11.15%
Small Cap Growth	BlackRock® Advantage Small Cap Growth – Class A Adviser: BlackRock Advisors, LLC	1.03%	8.96%	2.57%	9.49%
Large Cap Value	BlackRock® Equity Dividend – Class A Adviser: BlackRock Advisors, LLC	0.94%	21.40%	11.45%	10.98%
Global Allocation	BlackRock® Global Allocation – Class A Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.14%	19.38%	5.49%	7.22%
Large Cap Blend	BNY Mellon Appreciation – Investor Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	0.88%	10.17%	9.40%	12.81%
Large Cap Value	BNY Mellon Dynamic Value – Class A Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.94%	18.20%	16.12%	12.91%
Mid Cap Value	BNY Mellon Midcap Value – Class A Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.16%	10.04%	7.87%	9.43%
Specialty	Calamos® Growth and Income – Class A Adviser: Calamos Advisors LLC	1.05%	11.90%	9.91%	11.49%
High Yield Bond	Calamos® High Income Opportunities – Class A Adviser: Calamos Advisors LLC	1.40%	4.30%	3.80%	4.78%
Small Cap Growth	ClearBridge Small Cap Growth – Class A2 Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: ClearBridge Investments, LLC	1.20%	3.24%	-1.50%	8.65%
Intermediate Term Bond	Federated Hermes Corporate Bond – Class A Adviser: Federated Investment Management Company	1.00%	2.11%	-0.76%	2.93%
Large Cap Blend	Fidelity Advisor® Dividend Growth – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.41%	21.83%	15.16%	12.07%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International Equity	Fidelity Advisor® International Capital Appreciation – Class M2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.39%	18.13%	5.65%	9.08%
Large Blend	Fidelity Advisor® Leveraged Company Stock – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.23%	19.67%	12.65%	12.66%
Multi Cap Blend	Fidelity Advisor® New Insights – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.32%	18.13%	14.10%	14.77%
Specialty-Sector	Fidelity Advisor® Real Estate – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.18%	1.96%	4.75%	4.33%
Mid Cap Blend	Fidelity Advisor® Stock Selector Mid Cap – Class M2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.22%	6.02%	7.76%	9.72%
Small Cap Blend	Fidelity Advisor® Value Strategies – Class M Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.21%	3.98%	10.61%	9.92%
Emerging Markets	Goldman Sachs Emerging Markets Equity – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.62%	32.18%	0.58%	7.47%
Government Bond	Goldman Sachs U.S. Mortgages – Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.09%	N/A	N/A	N/A
Intermediate Term Bond	Guggenheim Core Bond – Class A Adviser: Guggenheim Partners Investment Management, LLC	0.87%	3.22%	-1.24%	2.38%
Floating Rate Bond	Guggenheim Floating Rate Strategies – Class A Adviser: Guggenheim Partners Investment Management, LLC	1.17%	0.72%	4.73%	4.22%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
High Yield Bond	Guggenheim High Yield – Class A Adviser: Guggenheim Partners Investment Management, LLC	1.19%	2.57%	3.39%	5.26%
Specialty	Guggenheim Macro Opportunities – Class A Adviser: Guggenheim Partners Investment Management, LLC	1.33%	2.96%	2.39%	3.96%
Specialty	Guggenheim Managed Futures Strategy – Class P Adviser: Security Investors, LLC	2.00%	5.50%	5.30%	1.76%
Specialty	Guggenheim Multi-Hedge Strategies – Class P Adviser: Security Investors, LLC	2.12%	1.58%	1.10%	1.58%
Intermediate Term Bond	Guggenheim Total Return Bond – Class A Adviser: Guggenheim Partners Investment Management, LLC	0.83%	3.56%	-0.87%	2.64%
Large Cap Growth	Invesco American Franchise – Class A Adviser: Invesco Advisers, Inc.	0.93%	11.56%	10.28%	14.73%
Large Cap Value	Invesco Comstock – Class A Adviser: Invesco Advisers, Inc.	0.80%	17.15%	15.24%	11.90%
Emerging Markets	Invesco Developing Markets – Class A Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.30%	21.27%	-1.65%	5.40%
Small Cap Growth	Invesco Discovery – Class A Adviser: Invesco Advisers, Inc.	1.03%	16.52%	5.84%	13.46%
Mid Cap Growth	Invesco Discovery Mid Cap Growth – Class A Adviser: Invesco Advisers, Inc.	1.04%	-0.97%	2.60%	10.45%
Specialty-Sector	Invesco Energy – Class A Adviser: Invesco Advisers, Inc.	1.23%	12.36%	23.31%	5.42%
Balanced/Asset Allocation	Invesco Equity and Income – Class A Adviser: Invesco Advisers, Inc.	0.77%	12.81%	8.61%	8.66%
Global Equity	Invesco Global – Class A Adviser: Invesco Advisers, Inc.	1.03%	8.91%	5.85%	10.16%
Equity Precious Metals	Invesco Gold & Special Minerals – Class A Adviser: Invesco Advisers, Inc.	1.05%	131.03%	17.54%	21.07%
Mid Cap Blend	Invesco Main Street Mid Cap – Class A Adviser: Invesco Advisers, Inc.	1.04%	2.94%	7.77%	9.12%
Small Cap Growth	Invesco Small Cap Growth – Class A2 Adviser: Invesco Advisers, Inc.	1.17%	-0.12%	-2.00%	8.35%
Specialty-Sector	Invesco Technology – Class A Adviser: Invesco Advisers, Inc.	1.02%	19.83%	10.12%	15.51%
Money Market	Invesco V.I. Government Money Market – Series II Adviser: Invesco Advisers, Inc.	0.63%	3.76%	2.85%	1.77%
Multi Cap Value	Invesco Value Opportunities – Class A Adviser: Invesco Advisers, Inc.	1.02%	20.15%	19.86%	14.16%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Blend	Janus Henderson Adaptive Risk Managed U.S. Equity – Class S Adviser: Janus Henderson Investors US LLC	1.09%	12.94%	10.28%	10.86%
Mid Cap Value	Janus Henderson Mid Cap Value – Class S Adviser: Janus Henderson Investors US LLC	1.32%	6.38%	8.46%	8.34%
International Equity	Janus Henderson Overseas – Class S Adviser: Janus Henderson Investors US LLC	1.19%	28.29%	8.94%	8.77%
Large Cap Value	NAA Large Cap Value – Class A Adviser: New Age Alpha Advisors, LLC	1.38%	8.50%	10.84%	10.11%
Large Cap Blend	NAA Large Core – Class A Adviser: New Age Alpha Advisors, LLC	1.25%	10.52%	12.18%	13.28%
Mid Cap Growth	NAA Mid Growth – Class A Adviser: New Age Alpha Advisors, LLC	1.52%	-2.97%	3.41%	9.89%
Speciality	NAA Opportunity – Class A Adviser: New Age Alpha Advisors, LLC	1.72%	-6.65%	3.24%	2.14%
Mid Cap Value	NAA SMid Cap Value – Class A Adviser: New Age Alpha Advisors, LLC	1.24%	2.08%	8.01%	9.21%
Global Equity	NAA World Equity Income – Class A Adviser: New Age Alpha Advisors, LLC	1.59%	16.55%	9.88%	8.99%
Large Cap Value	Neuberger Large Cap Value – Advisor Class Adviser: Neuberger Berman Investment Advisers LLC	1.10%	20.25%	10.34%	12.64%
Specialty	Neuberger Quality Equity – Trust Class Adviser: Neuberger Berman Investment Advisers LLC	1.04%	17.18%	13.68%	13.28%
Global Allocation	Nomura Asset Strategy – Class A Adviser: Delaware Management Company	1.12%	16.63%	8.63%	8.25%
Small Cap Growth	North Square Spectrum Alpha – Class A2 Adviser: North Square Investments, LLC Sub-Adviser: CSM Advisors, LLC	1.98%	9.45%	4.76%	8.58%
Balanced/Asset Allocation	Northern Global Tactical Asset Allocation – Class A Adviser: Northern Trust Investments, Inc.	0.65%	14.73%	5.89%	6.70%
Large Cap Blend	Northern Large Cap Core[2] Adviser: Northern Trust Investments, Inc.	0.55%	21.75%	16.52%	14.29%
Large Cap Value	Northern Large Cap Value Adviser: Northern Trust Investments, Inc.	0.77%	18.00%	12.21%	10.58%
Large Growth	PGIM Jennison Focused Growth – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.09%	15.89%	7.77%	15.69%
Mid Cap Growth	PGIM Jennison Mid-Cap Growth – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.04%	-2.75%	1.99%	9.60%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Specialty-Sector	PGIM Jennison Natural Resources – Class A Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.26%	38.59%	16.70%	11.04%
Small Cap Growth	PGIM Jennison Small Company – Class A2 Adviser: PGIM Investments LLC Sub-Adviser: Jennison Associates LLC	1.12%	6.88%	7.22%	10.47%
Small Cap Value	PGIM Quant Solutions Small-Cap Value – Class A2 Adviser: PGIM Investments LLC Sub-Adviser: PGIM Quantitative Solutions LLC	1.15%	13.35%	11.57%	8.52%
Specialty	PIMCO All Asset – Class R Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.56%	13.91%	5.07%	6.32%
Specialty-Sector	PIMCO CommodityRealReturn Strategy – Class A Adviser: Pacific Investment Management Company LLC	1.38%	18.80%	10.44%	6.33%
Emerging Markets Bond	PIMCO Emerging Markets Bond – Class A Adviser: Pacific Investment Management Company LLC	1.56%	15.01%	2.33%	5.08%
International Bond	PIMCO International Bond (U.S. Dollar-Hedged) – Class R Adviser: Pacific Investment Management Company LLC	1.22%	3.64%	0.71%	2.65%
Short Term Bond	PIMCO Low Duration – Class R Adviser: Pacific Investment Management Company LLC	1.07%	4.94%	1.28%	1.55%
Inflation- Protected Bond	PIMCO Real Return – Class R Adviser: Pacific Investment Management Company LLC	1.20%	7.47%	0.74%	2.72%
Small Cap Blend	PIMCO StocksPLUS® Small Fund – Class A Adviser: Pacific Investment Management Company LLC	1.38%	14.54%	5.21%	9.50%
Intermediate Term Bond	PIMCO Total Return – Class R Adviser: Pacific Investment Management Company LLC	1.12%	8.69%	-0.27%	1.95%
Small Cap Value	Royce Small-Cap Opportunity – Service Class Adviser: Royce & Associates, LP	1.60%	11.58%	9.57%	12.35%
Small Cap Blend	Royce Small-Cap Value – Service Class Adviser: Royce & Associates, LP	1.62%	6.68%	9.88%	7.68%
Balanced/Asset Allocation	T. Rowe Price Capital Appreciation – Advisor Class Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	1.01%	12.16%	9.18%	10.95%
Large Cap Growth	T. Rowe Price Growth Stock – Class R Adviser: T. Rowe Price Associates, Inc.	1.17%	15.04%	8.79%	13.56%
Asset Allocation/Target Date	T. Rowe Price Retirement 2010 – Class R Adviser: T. Rowe Price Associates, Inc.	0.99%	11.19%	6.15%	6.63%
Asset Allocation/Target Date	T. Rowe Price Retirement 2015 – Class R Adviser: T. Rowe Price Associates, Inc.	0.99%	11.49%	6.62%	6.12%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation/Target Date	T. Rowe Price Retirement 2020 – Class R Adviser: T. Rowe Price Associates, Inc.	1.01%	11.99%	7.16%	7.62%
Asset Allocation/Target Date	T. Rowe Price Retirement 2025 – Class R Adviser: T. Rowe Price Associates, Inc.	1.03%	12.40%	7.76%	6.92%
Asset Allocation/Target Date	T. Rowe Price Retirement 2030 – Class R Adviser: T. Rowe Price Associates, Inc.	1.05%	13.78%	8.49%	8.57%
Asset Allocation/Target Date	T. Rowe Price Retirement 2035 – Class R Adviser: T. Rowe Price Associates, Inc.	1.08%	15.56%	9.22%	7.74%
Asset Allocation/Target Date	T. Rowe Price Retirement 2040 – Class R Adviser: T. Rowe Price Associates, Inc.	1.09%	16.82%	9.84%	9.25%
Asset Allocation/Target Date	T. Rowe Price Retirement 2045 – Class R Adviser: T. Rowe Price Associates, Inc.	1.10%	17.93%	10.27%	8.36%
Asset Allocation/Target Date	T. Rowe Price Retirement 2050 – Class R Adviser: T. Rowe Price Associates, Inc.	1.12%	18.24%	10.36%	7.74%
Asset Allocation/Target Date	T. Rowe Price Retirement 2055 – Class R Adviser: T. Rowe Price Associates, Inc.	1.13%	18.32%	10.35%	7.74%
Balanced/Asset Allocation	T. Rowe Price Retirement Balanced – Class R Adviser: T. Rowe Price Associates, Inc.	0.99%	10.63%	4.19%	5.75%
Multi-Sector Bond	Victory Pioneer Strategic Income - Class A Adviser: Victory Capital Management Inc.	1.08%	7.74%	1.53%	3.55%
Small Cap Value	Victory RS Partners – Class A2 Adviser: Victory Capital Management Inc.	1.33%	-3.37%	9.70%	10.02%
Specialty-Sector	Victory RS Science and Technology – Class A Adviser: Victory Capital Management Inc.	1.46%	11.90%	0.22%	14.28%
Mid Cap Value	Victory RS Value – Class A Adviser: Victory Capital Management Inc.	1.33%	-1.37%	8.09%	8.17%
Mid Cap Value	Virtus Ceredex Mid Cap Value Equity – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Ceredex Value Advisors LLC	1.31%	10.79%	8.24%	9.05%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Fixed Option — The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the Fixed Options, as noted below.
See “The Fixed Account” in the prospectus for a description of the Fixed Investment Options’ features.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	Not applicable	1%

Optional Rider Investment Restrictions

There are no investment restrictions under the Contract. However, if you elected one of the optional riders listed in the table below, your Contract is impacted by investment allocations, as set forth below.
Riders No Longer Available
Rider	Investment Restriction	Investment Allocation Impact on Crediting Rate
Guaranteed Minimum Death Benefit at 5%	N/A
The Company will credit a maximum rate of 4% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and the Loan Account; however, you will still pay the rider charge applicable to the 5% rate.

Guaranteed Growth Death Benefit at 5%, 6% or 7%	N/A
The Company will credit a maximum rate of 4% for amounts
allocated to the Invesco V.I. Government Money Market
Subaccount, the Fixed Account and Loan Account; however,
you will still pay the rider charge applicable to the rate you have selected.

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The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2026. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Updating Summary Prospectus.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR contract identifier C000113082